Rights of use of assets and lease liabilities	12 Months Ended
Jun. 30, 2024
Rights of use of assets and lease liabilities
Rights of use of assets

13. Rights of use of assets and lease liabilities

Below is the composition of the rights of use of the Group´s assets as of June 30, 2024 and June 30, 2023:

	06.30.2024	06.30.2023
Farmland	65,112	56,603
Convention center	8,611	9,207
Offices, shopping malls and other buildings	4,502	3,063
Machinery and equipment	1,760	749
Right-of-use assets	79,985	69,622
Non-current	79,985	69,622
Total	79,985	69,622

Changes in the Group´s rights of use during the fiscal year ended June 30, 2024 and June 30, 2023, were as follows:

	06.30.2024	06.30.2023
Beginning of the year	69,622	54,433
Additions	31,731	31,331
Disposals	(70)	(11)
Depreciation charges	(18,330)	(23,591)
Currency translation adjustment	(6,465)	3,073
Valorization	3,497	4,387
End of the year	79,985	69,622

Depreciation charge for rights of use is detailed below:

	06.30.2024	06.30.2023	06.30.2022
Farmland	15,692	21,883	16,314
Convention center	593	593	661
Offices, shopping malls and other buildings	1,254	711	461
Machinery and equipment	791	404	431
Depreciation charge of right-of-use assets (i)	18,330	23,591	17,867

(i) Amortization charge was recognized in the amount of ARS 1,035 and ARS 991 under "Costs", in the amount of ARS 402 and ARS 97 under "General and administrative expenses" and ARS 408 and ARS 219 under "Selling expenses" as of June 30, 2024 and 2023, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 27) and ARS 16,485 and ARS 22,284 were capitalized as part of biological assets’ cost.

Other charges to income related to rights of use were as follows:

	06.30.2024	06.30.2023	06.30.2022
Lease liabilities interest	(1,946)	(2,419)	(2,341)
Results from short-term leases	(514)	(684)	(535)
Results from variable leases not recognized as lease liabilities	(6,166)	(3,099)	(3,388)

Below is the composition of the Group’s lease liabilities for the fiscal years ended June 30, 2024 and June 30, 2023:

	06.30.2024	06.30.2023
Offices, shopping malls and other buildings	2,862	1,437
Convention center	8,971	9,601
Farmland	67,945	76,878
Total lease liabilities	79,778	87,916
Non-current	61,242	66,263
Current	18,536	21,653
Total	79,778	87,916